200 Berkeley Street

Boston, Massachusetts 02116

(617) 572-9197

Email: jchoodlet@jhancock.com

James C. Hoodlet

Vice President and Chief Counsel

VIA EDGAR

December 22, 2020

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE

John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life 2021)	# 333-248502

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)

the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ James C. Hoodlet

Vice President and Chief Counsel